Derivative Instruments and Risk Management Activities (Details) (USD $)	6 Months Ended
Jun. 30, 2013 item
Derivative Instruments and Risk Management Activities
Amount of collateral from counterparties	$ 0
Number of derivative positions not secured by collateral	1
Past due receivables from counterparties	0
Past due payables to counterparties	$ 0